George Putnam Balanced Fund
The fund's portfolio
10/31/24 (Unaudited)

COMMON STOCKS (61.5%)(a)
	Shares	Value
Basic materials (2.3%)
Agnico-Eagle Mines, Ltd. (Canada)	37,387	$3,227,040
Corteva, Inc.	179,731	10,949,213
CRH PLC	61,974	5,914,179
DuPont de Nemours, Inc.	54,364	4,511,668
Eastman Chemical Co.	32,652	3,431,399
Glencore PLC (United Kingdom)	641,568	3,364,792
International Paper Co.(S)	76,151	4,229,427
Linde PLC	3,919	1,787,652
PPG Industries, Inc.	26,488	3,298,021
Sherwin-Williams Co. (The)	17,508	6,281,345

		46,994,736
Capital goods (3.0%)
Berry Global Group, Inc.	31,703	2,233,476
Boeing Co. (The)(NON)	15,502	2,314,604
Fortive Corp.	105,935	7,566,937
Honeywell International, Inc.	38,094	7,835,174
Howmet Aerospace, Inc.	55,692	5,553,606
Ingersoll Rand, Inc.	47,992	4,607,232
L3Harris Technologies, Inc.	7,885	1,951,301
Northrop Grumman Corp.	14,768	7,517,207
Otis Worldwide Corp.	96,926	9,518,133
RTX Corp.	44,773	5,417,085
Vertiv Holdings Co. Class A	64,496	7,048,768

		61,563,523
Communication services (0.9%)
American Tower Corp.(R)	24,420	5,214,647
Charter Communications, Inc. Class A(NON)(S)	15,098	4,946,256
T-Mobile US, Inc.	33,866	7,557,537

		17,718,440
Computers (4.8%)
Apple, Inc.	335,303	75,748,301
Nutanix, Inc. Class A(NON)	67,581	4,196,780
Seagate Technology Holdings PLC	195,384	19,610,692

		99,555,773
Consumer cyclicals (9.6%)
4Front Ventures Corp.(NON)	3,874,790	149,179
Amazon.com, Inc.(NON)	283,485	52,841,604
BJ's Wholesale Club Holdings, Inc.(NON)	24,310	2,059,786
Booking Holdings, Inc.	2,330	10,895,663
Clorox Co. (The)	9,750	1,545,863
General Motors Co.	47,136	2,392,623
Hilton Worldwide Holdings, Inc.	25,620	6,016,857
Home Depot, Inc. (The)	49,889	19,643,794
Levi Strauss & Co. Class A	76,716	1,311,076
Mastercard, Inc. Class A	45,401	22,681,886
Netflix, Inc.(NON)	10,576	7,995,773
Nike, Inc. Class B	13,872	1,069,947
O'Reilly Automotive, Inc.(NON)	1,621	1,869,240
On Holding AG Class A (Switzerland)(NON)(S)	33,721	1,599,050
PulteGroup, Inc.	74,634	9,667,342
Target Corp.	33,575	5,037,593
Tesla, Inc.(NON)	60,084	15,011,987
TJX Cos., Inc. (The)	47,869	5,410,633
United Rentals, Inc.	7,801	6,340,653
Vail Resorts, Inc.	14,841	2,459,005
Viking Holdings, Ltd. (Bermuda)(NON)	118,808	4,663,214
Walmart, Inc.	208,245	17,065,678
Walt Disney Co. (The)	44,684	4,298,601

		202,027,047
Consumer staples (3.1%)
Chipotle Mexican Grill, Inc.(NON)	121,558	6,779,290
Coca-Cola Co. (The)	196,971	12,864,176
Costco Wholesale Corp.	8,470	7,404,305
Monster Beverage Corp.(NON)	45,214	2,381,874
PepsiCo, Inc.	86,779	14,412,256
Procter & Gamble Co. (The)	106,687	17,622,559
Uber Technologies, Inc.(NON)	40,688	2,931,570

		64,396,030
Electronics (7.9%)
Advanced Micro Devices, Inc.(NON)	198,538	28,603,370
Analog Devices, Inc.	72,219	16,112,781
Broadcom, Inc.	115,489	19,606,568
NVIDIA Corp.	669,700	88,909,366
Qualcomm, Inc.	49,397	8,040,350
Vontier Corp.	125,715	4,661,512

		165,933,947
Energy (2.3%)
Antero Resources Corp.(NON)	112,800	2,919,264
BP PLC (United Kingdom)	547,176	2,676,139
Cenovus Energy, Inc. (Canada)	394,979	6,351,549
ConocoPhillips	45,992	5,037,964
Exxon Mobil Corp.	210,349	24,564,556
Shell PLC (London Exchange) (United Kingdom)	182,675	6,099,031

		47,648,503
Financials (7.4%)
AIA Group, Ltd. (Hong Kong)	995,200	7,854,435
Apollo Global Management, Inc.	70,015	10,030,349
Assured Guaranty, Ltd.	82,019	6,845,306
AXA SA (France)	248,003	9,311,839
Bank of America Corp.	457,599	19,136,790
Berkshire Hathaway, Inc. Class B(NON)	16,277	7,339,625
BlackRock, Inc.	1,862	1,826,678
Capital One Financial Corp.	106,699	17,369,530
Charles Schwab Corp. (The)	162,229	11,490,680
Citigroup, Inc.	308,649	19,806,006
CME Group, Inc.	20,109	4,531,764
Gaming and Leisure Properties, Inc.(R)	152,879	7,672,997
JPMorgan Chase & Co.	16,204	3,595,992
Prudential PLC (United Kingdom)	348,704	2,902,908
TPG, Inc.	109,135	7,386,257
Visa, Inc. Class A	42,606	12,349,349
Vornado Realty Trust(R)(S)	85,458	3,538,816

		152,989,321
Health care (7.4%)
Abbott Laboratories	57,331	6,499,615
AbbVie, Inc.	82,172	16,752,406
Amgen, Inc.	9,312	2,981,330
Ascendis Pharma A/S ADR (Denmark)(NON)	55,384	6,802,263
Becton, Dickinson and Co.	5,600	1,308,104
Bio-Rad Laboratories, Inc. Class A(NON)	17,366	6,220,328
Boston Scientific Corp.(NON)	80,145	6,733,783
Cigna Group (The)	14,823	4,666,429
Danaher Corp.	23,372	5,741,566
Eli Lilly and Co.	23,485	19,486,444
Exact Sciences Corp.(NON)(S)	19,810	1,365,503
Innoviva, Inc.(NON)	413,026	8,078,789
Intuitive Surgical, Inc.(NON)	14,877	7,495,628
Johnson & Johnson	44,239	7,072,047
McKesson Corp.	14,567	7,292,095
Medtronic PLC	31,716	2,830,653
Merck & Co., Inc.	52,075	5,328,314
Regeneron Pharmaceuticals, Inc.(NON)	2,255	1,890,141
Stryker Corp.	3,204	1,141,521
Thermo Fisher Scientific, Inc.	14,653	8,005,227
UnitedHealth Group, Inc.	40,577	22,905,717
Vertex Pharmaceuticals, Inc.(NON)	3,667	1,745,419
Zoetis, Inc.	9,926	1,774,570

		154,117,892
Software (5.5%)
Microsoft Corp.	205,519	83,512,646
Oracle Corp.	180,168	30,239,397

		113,752,043
Technology services (4.2%)
Alphabet, Inc. Class A	266,320	45,570,015
Meta Platforms, Inc. Class A	61,627	34,978,253
Salesforce, Inc.	10,418	3,035,493
Spotify Technology SA (Sweden)(NON)	8,621	3,319,947

		86,903,708
Transportation (1.4%)
Canadian Pacific Kansas City, Ltd. (Canada)	51,792	3,996,271
FedEx Corp.	46,043	12,608,876
Old Dominion Freight Line, Inc.	16,669	3,355,803
Southwest Airlines Co.	105,058	3,212,674
Union Pacific Corp.	27,375	6,352,916

		29,526,540
Utilities and power (1.7%)
Ameren Corp.	26,904	2,343,607
CenterPoint Energy, Inc.	49,345	1,457,158
Constellation Energy Corp.	4,206	1,106,010
NextEra Energy, Inc.	93,935	7,444,349
NRG Energy, Inc.	123,395	11,154,908
PG&E Corp.	227,926	4,608,664
PPL Corp.	131,846	4,292,906
Southern Co. (The)	27,569	2,509,606

		34,917,208

Total common stocks (cost $717,412,796)		$1,278,044,711

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$3,975,153	$3,963,067
5.00%, TBA, 11/1/54	8,000,000	7,814,939
5.00%, with due dates from 2/20/49 to 10/20/49	1,095,352	1,090,520
4.50%, with due dates from 3/20/49 to 10/20/49	321,674	306,871
4.00%, 4/15/43	1,521,549	1,454,647
3.50%, TBA, 11/1/54	6,000,000	5,422,744
3.50%, with due dates from 11/15/47 to 5/20/52	4,931,803	4,430,458
3.00%, with due dates from 7/20/46 to 11/20/46	19,180,793	17,052,592
2.50%, with due dates from 9/20/52 to 2/20/53	10,731,829	9,108,079

		50,643,917
U.S. Government Agency Mortgage Obligations (5.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, with due dates from 3/1/35 to 9/1/53	381,401	384,160
5.50%, with due dates from 9/1/52 to 11/1/53	1,829,407	1,822,317
4.50%, with due dates from 8/1/52 to 2/1/53	1,259,290	1,198,000
4.00%, with due dates from 7/1/42 to 5/1/52	2,875,376	2,697,280
3.50%, with due dates from 12/1/42 to 8/1/52	2,694,725	2,431,470
3.00%, with due dates from 3/1/43 to 10/1/51	1,124,107	982,702
2.50%, 1/1/52	5,656,784	4,752,394
2.00%, with due dates from 3/1/51 to 1/1/52	2,391,598	1,903,192
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	4,675,880	4,743,102
5.50%, with due dates from 7/1/33 to 11/1/53	3,403,013	3,406,367
5.00%, with due dates from 8/1/33 to 10/1/52	999,363	980,001
4.50%, with due dates from 5/1/48 to 1/1/53	2,784,776	2,669,333
4.00%, with due dates from 9/1/45 to 5/1/53	2,388,815	2,225,521
3.50%, 5/1/56	738,371	659,430
3.50%, with due dates from 5/1/43 to 6/1/52	5,734,156	5,197,267
3.00%, with due dates from 2/1/43 to 4/1/52	20,992,842	18,427,105
3.00%, 12/1/30	470,311	458,559
2.50%, with due dates from 9/1/50 to 4/1/52	24,262,745	20,253,021
2.50%, 2/1/36	1,479,733	1,356,014
2.00%, with due dates from 9/1/50 to 4/1/52	16,068,709	12,858,850
2.00%, with due dates from 10/1/27 to 8/1/28	1,344,252	1,291,591
Uniform Mortgage-Backed Securities
5.00%, TBA, 11/1/54	3,000,000	2,915,361
4.50%, TBA, 11/1/54	10,000,000	9,494,614
2.50%, TBA, 11/1/54	7,000,000	5,791,935
2.00%, TBA, 11/1/54	6,000,000	4,756,773

		113,656,359

Total U.S. government and agency mortgage obligations (cost $172,533,648)		$164,300,276

U.S. TREASURY OBLIGATIONS (12.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$15,750,000	$13,520,391
3.00%, 2/15/49	16,930,000	12,922,021
3.00%, 2/15/47	18,620,000	14,397,042
2.875%, 5/15/52	5,190,000	3,835,329
2.75%, 8/15/42(SEG)(SEGTBA)	19,000,000	14,788,086
2.00%, 8/15/51	6,380,000	3,865,009
1.875%, 2/15/51	12,090,000	7,126,724
U.S. Treasury Notes
3.875%, 8/15/33	9,680,000	9,401,322
3.375%, 5/15/33	4,990,000	4,675,396
2.75%, 8/15/32	30,500,000	27,491,699
2.25%, 11/15/27	7,140,000	6,758,735
1.875%, 2/28/27	22,000,000	20,906,875
1.625%, 5/15/31	4,490,000	3,830,005
1.625%, 9/30/26	23,360,000	22,291,006
1.625%, 5/15/26	20,200,000	19,432,242
1.625%, 2/15/26	17,000,000	16,447,500
1.50%, 2/15/30	24,290,000	21,223,862
1.375%, 11/15/31	5,110,000	4,227,727
0.50%, 4/30/27	20,900,000	19,115,336
0.50%, 2/28/26	5,520,000	5,254,027
0.375%, 12/31/25(i)	117,000	111,988

Total U.S. treasury obligations (cost $273,730,049)		$251,622,322

CORPORATE BONDS AND NOTES (14.0%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$484,000	$507,435
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	232,000	240,112
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,199,000	1,226,694
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	705,216
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,379,000	1,240,373
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	75,480
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	886,000	893,538
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,441,012
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	1,061,000	1,078,260
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,790,000	1,563,452
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	440,000	427,497
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,537,843
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	615,794
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	182,000	124,519
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	318,000	272,494
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	1,170,000	1,150,919
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	778,302
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,663,000	1,069,579
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	832,000	577,967
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,190,522
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	168,000	192,823
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	140,000	158,725

		17,068,556
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	500,000	504,814
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	1,145,000	1,156,250
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	81,000	81,274
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	30,000	29,817
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	964,000	899,121
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,167,000	1,120,538
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	480,000	322,504
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	304,000	286,943
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	139,000	123,115
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	1,405,000	1,353,514
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	278,000	182,962
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	1,044,000	1,067,773
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	565,000	606,270
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	192,000	202,518
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	132,000	136,777
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	87,000	89,028
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	512,000	541,065
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	942,000	879,097
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	1,185,000	1,212,200
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	146,000	133,166
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,670,000	1,687,843
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	340,000	342,929
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	520,000	516,342
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	1,318,000	1,297,714
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	880,000	891,040

		15,664,614
Communication services (1.0%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,939,000	1,690,932
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	1,710,000	1,654,087
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	833,951
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	657,889
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	56,000	38,903
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	1,464,000	1,191,360
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	991,000	826,093
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	94,000	83,663
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	274,000	240,757
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	59,000	36,877
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,450,000	1,045,756
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	825,000	654,950
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	442,736
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	531,558
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	785,000	779,836
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)	165,000	144,003
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,370,669
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	85,000	101,160
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	1,050,000	1,050,783
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	90,000	72,686
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	544,000	496,035
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,613,000	1,731,342
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	44,000	41,802
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,725,410
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	592,000	589,670
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	600,000	673,839
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	860,000	612,668
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	1,880,559
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	628,000	523,767

		21,723,741
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	962,640
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	831,450
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	1,382,000	834,103
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	137,000	136,390
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	565,000	575,451
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	1,846,000	1,808,398
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	710,000	521,708
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	25,000	22,140
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	457,000	454,425
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	457,000	457,331
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	511,000	514,848
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	106,000	111,445
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	254,000	256,467
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	315,000	307,413
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	930,000	977,907
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	540,000	545,518
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,657,719
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	273,000	274,783
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	201,000	200,666
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,578,000	1,622,226
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	815,000	762,358
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	640,000	598,805
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	240,000	228,158
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,398,656
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	379,000	314,338
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	1,010,000	990,668
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	580,000	538,876
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	605,000	574,864
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	501,000	491,891
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	6,974
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	26,000	24,043
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	2,386,000	2,298,309

		21,300,968
Consumer staples (0.7%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	549,045
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,138,324
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,147,172
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,284,000	1,481,270
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	507,000	518,574
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	875,000	874,562
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	740,000	718,677
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	665,000	715,519
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	212,000	214,266
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,090,000	1,002,204
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,490,000	1,490,872
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	268,000	260,736
Kroger Co. (The) sr. unsec. notes 4.70%, 8/15/26	1,265,000	1,269,427
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	239,000	236,954
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	1,517,000	1,536,246
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	535,000	526,996

		13,680,844
Energy (0.7%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	412,000	407,279
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	925,000	910,424
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	617,000	578,387
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	945,000	1,052,906
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,645,000	1,584,917
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	468,000	407,571
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	525,000	564,833
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	497,000	516,889
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	1,720,000	1,904,637
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	592,000	583,186
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	255,000	254,557
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	845,000	825,574
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	108,000	112,457
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	909,000	957,182
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	193,000	199,150
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	278,000	281,990
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	217,000	217,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,030,000	1,024,321
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	976,000	947,770
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	1,895,000	1,938,172

		15,269,962
Financials (4.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,890,000	1,662,497
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	285,000	285,876
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	590,000	608,446
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,467,594
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	324,743
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	856,813
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	649,000	722,466
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	325,000	335,948
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,529,324
Athene Global Funding 144A notes 5.526%, 7/11/31	968,000	981,081
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	309,000	317,673
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	1,162,000	1,183,643
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	782,697
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	202,829
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,055,000	1,061,784
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	692,495
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	3,800,000	3,577,743
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,199,740
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	314,377
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	363,000	368,529
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	655,000	623,590
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,283,000	2,943,420
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.968%, 9/15/26	275,000	275,715
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	500,000	529,888
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,290,000	1,271,250
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,275
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	724,000	649,804
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	578,000	547,576
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	590,655
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	412,526
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,056,133
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	700,000	711,766
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	383,000	425,770
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	1,146,000	1,120,270
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	225,383
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	865,000	890,853
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	945,000	915,667
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,695
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	1,755,000	1,765,012
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	271,000	280,939
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,380,000	1,231,987
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	3,002,003
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	591,000	585,307
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,393,000	1,435,473
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	241,019
CNO Global Funding 144A notes 4.95%, 9/9/29	220,000	217,586
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	1,085,000	1,117,506
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	462,168
Cooperatieve Rabobank UA 144A sr. unsec. FRN 1.98%, 12/15/27 (Netherlands)	285,000	268,689
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	765,000	731,466
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	322,310
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	979,475
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,530,000	1,349,470
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	255,000	249,873
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	740,000	750,320
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,220,155
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	513,000	329,657
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	90,000	89,005
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	795,000	829,866
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,301,849
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	1,120,000	1,130,172
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	174,600
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	715,000	732,231
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	404,000	398,504
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	453,000	391,719
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	690,000	737,714
Goldman Sachs Group, Inc. (The) jr. unsec. sub. bonds Ser. Y, 6.125%, 9/26/54	1,770,000	1,760,010
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	185,000	176,543
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	785,865
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	1,470,000	1,470,000
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	1,015,000	1,037,577
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	432,000	346,275
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	522,000	514,793
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,510,000	1,322,885
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	720,000	720,081
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	564,000	587,634
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	1,110,445
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.38%, 5/15/47	595,000	543,981
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	189,213
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	2,088,000	2,043,750
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,532,000	1,577,977
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	99,959
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	524,321
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	312,894
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	529,000	557,839
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,405,438
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,305,000	890,229
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,264,000	2,492,856
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	1,030,000	1,038,493
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	744,000	755,145
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,386,873
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	167,000	170,753
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	790,000	799,481
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,557,000	2,447,760
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34(R)	507,000	502,838
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	419,000	369,207
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	183,346
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,950,000	1,982,029
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	320,793
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	573,000	611,983
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	234,000	264,931
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	734,000	724,375
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	575,000	560,317
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	937,000	954,404
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	2,005,000	1,992,419
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	428,641
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,090,000	1,344,439
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	314,264
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,627,000	1,332,029
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34(R)	752,000	764,484
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	760,000	754,001
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	730,000	687,571
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	285,000	275,736
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	945,000	922,119
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	591,156
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,218,871
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	600,000	544,789
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	535,000	390,568

		101,109,989
Health care (0.9%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	301,000	303,347
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	1,055,000	1,066,139
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	636,000	556,748
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	677,000	678,501
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	320,000	322,154
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	650,000	663,187
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	547,000	492,674
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	940,000	782,778
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	338,000	301,792
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	383,651	404,936
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	445,986	410,579
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	545,685
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	399,000	377,857
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	675,000	692,427
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	143,566
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	571,000	574,140
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	433,000	435,505
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	458,000	460,712
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	247,000	222,217
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	475,000	475,060
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	1,025,000	1,047,147
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	238,000	244,718
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	557,000	568,219
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	536,000	534,890
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	629,000	615,953
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	615,000	606,110
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	743,000	738,081
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	666,000	670,256
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	181,283
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	146,349
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,205,006
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	526,891
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	304,000	323,430
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	557,000	480,933

		17,799,270
Technology (1.1%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	811,000	821,037
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	230,000	234,085
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	384,000	389,053
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,003,000	962,884
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,469,000	2,369,133
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	606,000	492,610
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	703,000	707,752
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	986,000	1,001,327
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	822,000	814,969
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	545,000	501,696
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	141,000	131,723
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	601,000	578,848
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	301,000	292,204
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	601,000	589,284
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	517,000	507,357
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	723,000	757,033
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	808,000	832,232
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	386,000	403,221
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	2,686,000	2,700,259
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	180,000	182,599
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	475,000	482,631
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	180,000	178,114
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,432,000	1,313,315
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,568,000	1,241,673
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,385,000	1,327,336
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	389,000	425,381
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	495,000	315,205
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,310,000	871,733
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,170,296
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,362,000	1,137,138

		23,732,128
Transportation (0.3%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	1,190,000	1,156,311
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	578,704
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,165,000	2,139,515
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	400,000	409,548
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.55%, 4/3/34 (Ireland)	495,000	497,758
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	885,000	894,765
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	1,380,000	1,419,097

		7,095,698
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	937,000	788,540
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	640,000	678,175
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	296,000	302,417
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	518,724
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	345,000	295,114
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	502,000	513,382
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	520,000	526,665
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	547,000	575,439
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	228,000	194,878
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	1,060,000	1,167,454
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	436,000	465,531
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	439,000	442,768
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,460,000	1,500,072
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	745,000	749,275
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	466,000	406,907
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	767,000	769,650
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	1,071,000	1,084,107
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	125,000	125,172
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	139,000	133,634
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	439,000	519,941
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	1,079,000	1,034,434
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	412,590
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	920,000	1,047,530
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	2,039,937
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	410,000	414,370
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	123,000	129,288
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	465,000	474,443
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	981,000	968,242
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	237,000	241,269
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,655,000	1,678,402
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	225,000	220,997
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	713,000	724,708
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	824,000	822,168
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	729,000	690,915
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	178,000	165,980
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	452,000	518,061
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	1,160,000	1,177,853
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	900,000	831,583
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	620,000	597,440
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	783,000	731,597
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	462,233
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	218,662
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	550,000	602,200
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	480,000	496,973
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	506,000	444,206
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	275,000	280,391
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	1,050,000	1,001,665
PacifiCorp sr. bonds 2.70%, 9/15/30	588,000	520,096
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	510,000	507,893
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	564,000	575,836
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	780,000	811,250
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	105,000	108,045
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	525,000	513,771
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	770,000	765,541
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	896,000	925,294
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	424,231
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	920,000	894,295
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	641,000	700,023

		36,932,257

Total corporate bonds and notes (cost $299,931,863)		$291,378,027

MORTGAGE-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$508,000	$468,606
COMM Mortgage Trust FRB Ser. 12-LC4, Class C, 5.304%, 12/10/44(WAC)	241,000	215,573
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	937,266
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.721%, 8/25/28	127,541	133,320
REMICs Ser. 01-79, Class BI, IO, 0.242%, 3/25/45(WAC)	174,838	918
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 4.964%, 5/15/45(WAC)	390,229	377,101
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	400,142	373,619
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	152
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	1,112,000	1,069,378

Total mortgage-backed securities (cost $4,580,668)		$3,575,933

MUNICIPAL BONDS AND NOTES (—%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$251,246
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	398,726
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	260,282

Total municipal bonds and notes (cost $840,927)		$910,254

SHORT-TERM INVESTMENTS (6.5%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.03%(AFF)	11,150,495	$11,150,495
Putnam Short Term Investment Fund Class P 4.95%(AFF)	122,497,261	122,497,261
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(P)	460,000	460,000

Total short-term investments (cost $134,107,756)		$134,107,756
TOTAL INVESTMENTS

Total investments (cost $1,603,137,707)		$2,123,939,279

	FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $59,521,964) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/24	$2,859,375	$2,921,598	$62,223
		Canadian Dollar	Sell	1/22/25	427,620	441,613	13,993
	Barclays Bank PLC
		British Pound	Sell	12/18/24	4,422,960	4,518,800	95,840
		Canadian Dollar	Sell	1/22/25	1,961,709	2,023,724	62,015
		Euro	Sell	12/18/24	3,781,221	3,862,579	81,358
	Citibank, N.A.
		Canadian Dollar	Sell	1/22/25	2,606,056	2,691,547	85,491
	Goldman Sachs International
		Canadian Dollar	Sell	1/22/25	2,952,142	3,049,047	96,905
		Euro	Sell	12/18/24	499,448	510,244	10,796
		Hong Kong Dollar	Sell	11/20/24	407,223	407,245	22
	HSBC Bank USA, National Association
		Canadian Dollar	Sell	1/22/25	104,798	106,911	2,113
		Danish Krone	Sell	12/18/24	2,783,210	2,847,841	64,631
		Hong Kong Dollar	Sell	11/20/24	5,326,542	5,328,716	2,174
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	1,547,340	1,580,730	33,390
		Canadian Dollar	Sell	1/22/25	857,761	885,883	28,122
	Morgan Stanley & Co. International PLC
		British Pound	Buy	12/18/24	3,317,478	3,340,356	(22,878)
		Canadian Dollar	Sell	1/22/25	762,254	786,876	24,622
		Danish Krone	Sell	12/18/24	3,668,326	3,753,853	85,527
		Euro	Sell	12/18/24	1,374,870	1,404,824	29,954
	NatWest Markets PLC
		Canadian Dollar	Sell	1/22/25	171,567	177,181	5,614
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	3,997,606	4,123,903	126,297
		Canadian Dollar	Buy	1/22/25	327,216	330,003	(2,787)
		Euro	Sell	12/18/24	404,419	414,514	10,095
		Hong Kong Dollar	Sell	11/20/24	2,257,232	2,257,994	762
	Toronto-Dominion Bank
		British Pound	Sell	12/18/24	2,628,325	2,684,652	56,327
	UBS AG
		British Pound	Sell	12/18/24	350,701	358,561	7,860
		Canadian Dollar	Sell	1/22/25	3,664,483	3,783,903	119,420
		Euro	Sell	12/18/24	2,609,922	2,666,146	56,224
	WestPac Banking Corp.
		British Pound	Sell	12/18/24	2,214,059	2,262,720	48,661

	Unrealized appreciation						1,210,436

	Unrealized (depreciation)						(25,665)

	Total						$1,184,771
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
S&P 500 Index E-Mini (Long)	172	$49,066,870	$49,351,100	Dec-24	$(240,242)

Unrealized appreciation					—

Unrealized (depreciation)					(240,242)

Total					$(240,242)

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,078,411,400.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,123,555	$69,822,604	$60,795,664	$141,375	$11,150,495
	Putnam Short Term Investment Fund Class P‡	83,463,167	89,646,155	50,612,061	1,218,109	122,497,261

	Total Short-term investments	$85,586,722	$159,468,759	$111,407,725	$1,359,484	$133,647,756
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $11,150,495 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,129,326.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,772,648.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,003,675.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts for equitizing cash. .
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $140,537 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$43,629,944	$3,364,792	$—
Capital goods	61,563,523	—	—
Communication services	17,718,440	—	—
Consumer cyclicals	202,027,047	—	—
Consumer staples	64,396,030	—	—
Energy	38,873,333	8,775,170	—
Financials	132,920,139	20,069,182	—
Health care	154,117,892	—	—
Technology	466,145,471	—	—
Transportation	29,526,540	—	—
Utilities and power	34,917,208	—	—

Total common stocks	1,245,835,567	32,209,144	—
Corporate bonds and notes	—	291,378,027	—
Mortgage-backed securities	—	3,575,933	—
Municipal bonds and notes	—	910,254	—
U.S. government and agency mortgage obligations	—	164,300,276	—
U.S. treasury obligations	—	251,622,322	—
Short-term investments	460,000	133,647,756	—

Totals by level	$1,246,295,567	$877,643,712	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,184,771	$—
Futures contracts	(240,242)	—	—

Totals by level	$(240,242)	$1,184,771	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$58,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com